ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2026	Nov. 30, 2025	Aug. 31, 2025
Consideration		$ 963	$ 8,286
Durum Wheat [Member]
Consideration			$ 8,286
Durum Wheat [Member] | Subsequent Event [Member]
Consideration	$ 18,733